Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue from contracts with customers	$ 1,143,820	$ 652,187	$ 273,938
Cost of sales:
Operating costs	(133,385)	(107,123)	(88,018)
Crude oil stock fluctuation	(500)	(905)	3,095
Depreciation, depletion and amortization	(234,862)	(191,313)	(147,674)
Royalties	(144,837)	(86,241)	(38,908)
Gross profit	630,236	266,605	2,433
Selling expenses	(59,904)	(42,748)	(24,023)
General and administrative expenses	(63,826)	(45,858)	(33,918)
Exploration expenses	(736)	(561)	(646)
Other operating income	26,698	23,285	5,573
Other operating expenses	(3,321)	(4,214)	(4,989)
Reversal (Impairment) of long- lived assets	0	14,044	(14,438)
Operating profit (loss)	529,147	210,553	(70,008)
Interest income	809	65	822
Interest expense	(28,886)	(50,660)	(47,923)
Other financial income (expense)	(67,556)	(7,194)	4,247
Financial income (expense), net	(95,633)	(57,789)	(42,854)
Profit (loss) before income tax	433,514	152,764	(112,862)
Current income tax (expense)	(92,089)	(62,419)	(184)
Deferred income tax (expense) benefit	(71,890)	(39,695)	10,297
Income tax (expense) benefit	(163,979)	(102,114)	10,113
Profit (loss) for the year, net	269,535	50,650	(102,749)
Other comprehensive income that shall not be reclassified to profit or loss in subsequent periods
- (Loss) profit from actuarial remediation related to employee benefits	(4,181)	(4,513)	460
- Deferred income tax benefit (expense)	1,463	2,048	(114)
Other comprehensive income that shall not be reclassified to profit or loss in subsequent years, net of taxes	(2,718)	(2,465)	346
Total comprehensive profit (loss) for the year	$ 266,817	$ 48,185	$ (102,403)
Earnings (loss) per share
Basic (in US dollars per share)	$ 3.068	$ 0.574	$ (1.175)
Diluted (in US dollars per share)	$ 2.755	$ 0.543	$ (1.175)